Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Subtotal	¥ 5,530,986		¥ 2,132,441
Less: Accumulated depreciation	(677,829)		(221,428)
Total property, plant and equipment, net	4,853,157	$ 705,862	1,911,013
Construction in process
Property, Plant and Equipment [Line Items]
Subtotal	1,289,611		1,016,643
Mold and tooling
Property, Plant and Equipment [Line Items]
Subtotal	1,032,685		2,619
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal	653,298		413,368
Building and constructions
Property, Plant and Equipment [Line Items]
Subtotal	481,121		0
Charging & battery swap infrastructure
Property, Plant and Equipment [Line Items]
Subtotal	470,506		0
Production facilities
Property, Plant and Equipment [Line Items]
Subtotal	456,569		134,080
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	393,931		178,534
R&D equipment
Property, Plant and Equipment [Line Items]
Subtotal	320,362		173,741
Purchased software
Property, Plant and Equipment [Line Items]
Subtotal	286,034		135,775
Others
Property, Plant and Equipment [Line Items]
Subtotal	¥ 146,869		¥ 77,681